UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended June 30, 2012


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:    Fine Capital Partners, L.P.

Address: 590 Madison Avenue
         5th Floor
         New York, New York 10022

13F File Number: 28-11775


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Debra Fine
Title:  Manager of the General Partner
Phone:  (212) 492-8200


Signature, Place and Date of Signing:


/s/ Debra Fine                  New York, New York            August 14, 2012
-------------------------     -----------------------      ---------------------
        [Signature]                [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              4

Form 13F Information Table Entry Total:         23

Form 13F Information Table Value Total:         873,364
                                             (in thousands)



List of Other Included Managers:


No.              Form 13F File Number              Name
---              --------------------              ------------------------
1                028-14291                         Dekel Partners, L.P.
2                028-14286                         Fine Partners I, L.P.
3                028-14296                         Noga Partners, L.P.
4                000-00000                         Fine Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
--------------                --------------  --------- --------  --------------------  ----------  --------  ----------------------
                                                         VALUE      SHS OR    SH/ PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT    PRN CALL  DISCRETION    MGRS       SOLE    SHARED NONE
--------------                --------------  --------- --------  ----------  --- ----  ----------  --------  ---------- ------ ----
ACCURIDE CORP NEW             COM NEW         00439T206   6,009    1,001,519  SH           SOLE       N/A      1,001,519
ALLIANCE ONE INTL INC         COM             018772103  28,998    8,380,810  SH           SOLE       N/A      8,380,810
CITIZENS REPUBLIC BANCORP IN  COM NEW         174420307  20,176    1,177,810  SH           SOLE       N/A      1,177,810
COINSTAR INC                  COM             19259P300  87,624    1,276,200  SH           SOLE       N/A      1,276,200
COWEN GROUP INC NEW           CL A            223622101   8,279    3,112,258  SH           SOLE       N/A      3,112,258
DANA HLDG CORP                COM             235825205  38,775    3,026,900  SH           SOLE       N/A      3,026,900
HARRIS CORP DEL               COM             413875105  15,183      362,800  SH           SOLE       N/A        362,800
HORNBECK OFFSHORE SVCS INC N  COM             440543106  51,581    1,330,103  SH           SOLE       N/A      1,330,103
LIBERTY MEDIA CORPORATION     LIB CAP COM A   530322106   4,220       48,000  SH           SOLE       N/A         48,000
LIVE NATION ENTERTAINMENT IN  COM             538034109  56,321    6,135,234  SH           SOLE       N/A      6,135,234
MBIA INC                      COM             55262C100  37,298    3,450,300  SH           SOLE       N/A      3,450,300
MBIA INC                      COM             55262C100  19,784    1,830,200      CALL     SOLE       N/A      1,830,200
MASCO CORP                    COM             574599106   5,206      375,347  SH           SOLE       N/A        375,347
PHH CORP                      COM NEW         693320202  42,178    2,412,941  SH           SOLE       N/A      2,412,941
POLYONE CORP                  COM             73179P106  74,805    5,468,225  SH           SOLE       N/A      5,468,225
PZENA INVESTMENT MGMT INC     CLASS A         74731Q103   1,963      443,122  SH           SOLE       N/A        443,122
REGIONS FINANCIAL CORP NEW    COM             7591EP100  37,463    5,550,118  SH           SOLE       N/A      5,550,118
SCIENTIFIC GAMES CORP         CL A            80874P109  75,397    8,818,351  SH           SOLE       N/A      8,818,351
SEARS HLDGS CORP              COM             812350106  37,283      624,500  SH           SOLE       N/A        624,500
SYNOVUS FINL CORP             COM             87161C105  34,919   17,635,979  SH           SOLE       N/A     17,635,979
AIRCASTLE LTD                 COM             G0129K104  35,356    2,934,067  SH           SOLE       N/A      2,934,067
ASSURED GUARANTY LTD          COM             G0585R106 104,855    7,436,500  SH           SOLE       N/A      7,436,500
ASSURED GUARANTY LTD.         COM             G0585R106  49,691    3,524,200      CALL     SOLE       N/A      3,524,200








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